SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 9,108,145	$ 8,104,365	$ 18,395,711	$ 16,262,309	$ 26,438,509	$ 27,213,684
Sub-total	3,666,287	3,648,569	7,812,182	7,485,172
Total Revenue	12,774,432	11,752,934	26,207,893	23,747,481
Sub-total					11,484,603	13,571,790
Total revenues					37,923,112	40,785,474
Republic Of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	1,900,147	1,851,955	4,019,287	3,856,534
Sub-total					6,146,043	7,246,592
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	1,733,135	1,797,900	3,644,432	3,566,827
Sub-total					5,221,209	5,962,067
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 33,005	$ (1,286)	$ 148,463	$ 61,811
Sub-total					$ 126,351	$ 363,131